Acquisitions (Details)	Apr. 11, 2023 USD ($) shares
Statement [Line Items]
Consideration paid in shares | shares	7,519,309
Fair Value Of Stock Acquired | $	$ 41,034,000
RSUs [member] | GameSquare Esports, Inc. [Member]
Statement [Line Items]
Consideration paid in shares | shares	23,339
Fair Value Of Stock Acquired | $	$ 120,000
Issued capital [member] | GameSquare Esports, Inc. [Member]
Statement [Line Items]
Consideration paid in shares | shares	6,380,083
Fair Value Of Stock Acquired | $	$ 39,684,000
Warrants [member] | GameSquare Esports, Inc. [Member]
Statement [Line Items]
Consideration paid in shares | shares	877,891
Fair Value Of Stock Acquired | $	$ 20,000
Options [member] | GameSquare Esports, Inc. [Member]
Statement [Line Items]
Consideration paid in shares | shares	237,996
Fair Value Of Stock Acquired | $	$ 1,210,000